MFC Bancorp and its Significant Subsidiaries (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) subsidaries	Dec. 31, 2016 CAD ($)
Disclosure of information about consolidated structured entities [abstract]
Proportion of voting rights held in subsidiary	50.00%
Proportion of voting rights held by non-controlling interests	50.00%
Proportion of ownership interest in subsidiary	100.00%
Percentage of proportional beneficial interest in MFC (A) Ltd. and MFC (B) Ltd	99.68%
Number of subsidaries | subsidaries	2
Gain from disposition of subsidiary	$ 57	$ 3,590
Loss on the dispositions of the subsidiaries	$ 10,276	$ 1,005